RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.         RELATED PARTY TRANSACTIONS

Zall E-commerce and its subsidiary Zall Development (HK) Holding Company Limited (collectively referred to “Zall”) became shareholders of the Company in 2016 and held 24.6% of the outstanding shares of the Company as of December 31, 2020. For the years ended December 31, 2018 and 2019 and 2020, the Group entered into the following contracts with the subsidiaries of Zall:

The Group entered into sales contracts with Hankou North Import and Export Service Co., Ltd. ("Hankou North”) to sell cotton products in 2018, which is one of Zall’s subsidiaries. The total transaction amount in 2018 was $325 and all settled as of December 31, 2018.

The Group entered into a logistics agency contract with Hankou North in 2018 and the total logistics service fee in 2018, 2019 and 2020 was $4,302,  $1,952 and nil, respectively. As of December 31, 2019 and 2020, negative $62 has not been settled.

The Group entered into a logistics agency contract with Zall Foreign Trade Service (Hong Kong) Company Limited (“Zall HK”) in 2018, which is one of Zall’s subsidiaries. The total logistic service fee in 2018, 2019 and 2020 was $4,186,  $770 and nil, respectively. As of December 31, 2019 and 2020, negative $53 has not been settled.

The Group entered into a network marketing technical services contract with Zall HK in 2018. The total advertising fee in 2018, 2019 and 2020 was $7,441,  $8,334 and nil, respectively. As of December 31, 2019 and 2020, $220 has not been settled.

The Group leased offices on behalf of Jiashi Financial Information Service (Hangzhou) Co., Ltd. ("Jiashi”) since October 1, 2018, which is one of Zall‘s subsidiaries. The total rental fee received from Jiashi was $26 in 2018.

The Group signed a share transfer agreement with Wuhan Zall Internet Technology Co., Ltd, a subsidiary of Zall, in 2019. The total purchase price was $4,223 for a 30% equity interest in a long-term investment.  As of December 31, 2019 and 2020, $4,223 and $2,820 has not been settled, respectively. See Note 9 for details of the share transfer.

The Group entered into a GPS project technical services contract with Hankou North in 2019. The total technical services fee received from Hankou North was $123 in 2019, which was settled in full during 2019.

The Group entered into a technical development services contract with Demon Network Technology (Hong Kong) Co., Ltd. (“Demon Hong Kong"), a subsidiary of Zall, in 2019. The total technical services fee received from Demon Hong Kong in 2019 was $749. As of December 31, 2019 and 2020, $315 and nil has not been received, respectively.

The Group entered into a website maintenance services contract with Shanghai Zhijie E-Commerce Co., Ltd in 2018. Shanghai Zhijie E-Commerce Co., Ltd is an affiliate of the Group. The total service fee in 2019 and 2020 was $189 and $82, respectively. As of December 31, 2019 and 2020, $19 and nil has not been settled, respectively.